NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of short term notes payable

Notes payable consisted of the following as of March 31, 2016 and December 31, 2015, respectively:

Description	Interest Rate	Maturity	March 31, 2016	December 31, 2015

YP Holdings LLC	12%	December 31, 2015	106,312	103,320

Total Short term notes payable			$106,312	$103,320

QPAGOS Corporation - Parent Company [Member]
Schedule of short term notes payable

Notes payable consisted of the following as of December 31, 2015 and 2014, respectively:

Description	Interest Rate	Maturity	December 31, 2015	December 31, 2014

Panatrade Business Ltd	5%	February 3, 2019	$-	$916,500

Huppay Global Corp	5%	12 June 2019	-	596,543

Newvello Limited	5%	July 18, 2019	-	400,000

Satellite Development	11%	March 31, 2015	-	211,379

Clive Kabatznik	12%	December 31, 2014, extended by lender	-	25,000

Strategic IR, Inc.	12%	December 31, 2014, Extended by lender	-	75,000

Joseph W & Patricia G Family Trust	12%	December 31, 2014, extended by lender	-	100,000

Alberto Pereira Bunster	12%	June 30, 2015, extended by lender	-	-

Dimitri Kurganov	5%	April 1, 2016	-	-

Alex Pereira	12%	June 30, 2015	-	-

Delinvest Commercial Limited	5%	May 11, 2015	-	-

Evgeny Simonov	12%	February 3, 2019	-	-

Igor Moiseev	5%	July 18, 2019	-	-

Irina Galikhanova	5%	February 3, 2019	-	-

Olga Akhmetova	5%	February 3, 2019	-	-

YP Holdings LLC	12%	December 31, 2015	103,320	-

Total Short term notes payable			$103,320	$2,324,422